BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION
a. Basis of measurement and statement of compliance
The Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed the accounting policies set out below in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"). These accounting policies have been applied consistently for all periods presented in these financial statements.
Certain insignificant comparative amounts have been reclassified to conform to the presentation adopted in the current year.
The Financial Statements were authorized for issue by Pembina's Board of Directors on February 22, 2018.
b. Functional and presentation currency
The Financial Statements are presented in Canadian dollars. All financial information presented in Canadian dollars has been disclosed in millions, except where noted. The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in Other Comprehensive Income.
c. Use of estimates and judgments
The preparation of the Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on the circumstances and estimates at the date of the financial statements and affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The following judgment and estimation uncertainties are those management considers material to the Company's financial statements:
Judgments
(i) Business combinations
Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make judgments about future possible events. The assumptions with respect to determining the fair value of property, plant and equipment, intangible assets and liabilities acquired, as well as the determination of deferred taxes, generally require the most judgment.
(ii) Depreciation and amortization
Depreciation and amortization of property, plant and equipment and intangible assets are based on management's judgment of the most appropriate method to reflect the pattern of an asset's future economic benefit expected to be consumed by the Company. Among other factors, these judgments are based on industry standards and historical experience.
(iii) Impairment
Assessment of impairment is based on management's judgment of whether there are sufficient internal and external factors that would indicate that an asset, investment or cash generating unit ("CGU"), or group of CGU's are impaired. The determination of a CGU is also based on management's judgment and is an assessment of the smallest group of assets that generate cash inflows independently of other assets. The asset composition of a CGU can directly impact the recoverability of the assets included therein. In assessing the recoverability, each CGU's carrying value is compared to its recoverable amount, defined as the greater of fair value less costs to sell and value in use.
(iv) Assessment of joint control over joint arrangements
Jointly controlled arrangements which entitle the Company to the rights of the net assets to the arrangement are accounted for using the equity method. The determination of joint control requires judgment about the influence the Company has over the financial and operating decisions of the arrangement and the extent of the benefits it obtains based on the facts and circumstances of the arrangement during the reporting period. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Estimates
(i) Business combinations
Estimates of future cash flows, forecast prices, interest rates, discount rates, cost, market values and useful lives are made in determining the fair value of assets acquired and liabilities assumed. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities, intangible assets, goodwill and deferred taxes in the purchase price equation. Future earnings can be affected as a result of changes in future depreciation and amortization, asset or goodwill impairment.
(ii) Provisions and contingencies
Provisions recognized are based on management's judgment about timing, scope and amount of assets and liabilities. Management uses judgment in determining the likelihood of realization of contingent assets and liabilities to determine the outcome of contingencies.
Based on the long-term nature of the decommissioning provision, the most significant uncertainties in estimating the provision are the discount and inflation rates used, the costs that will be incurred and the timing of when these costs will occur.
(iii) Deferred taxes
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed.
(iv) Depreciation and amortization
Estimated useful lives of property, plant and equipment and intangible assets are based on management's assumptions and estimates of the physical useful lives of the assets, the economic lives, which may be associated with the reserve lives and commodity type of the production area, in addition to the estimated residual value.
(v) Impairment tests
Impairment tests include management's best estimates of future cash flows and discount rates.